Financial risk management and financial instruments - Commodity Price Risk (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2020 USD ($) $ / bbl	Jun. 30, 2019 USD ($) $ / bbl	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)
Crude oil futures
Financial risk management and financial instruments
Contract/Notional amount	$ 36	$ 92	R 716	R 1,521
Derivative financial assets and liabilities - carrying value			(66)	(27)
Other commodity derivatives
Financial risk management and financial instruments
Contract/Notional amount			109	254
Derivative financial assets and liabilities - carrying value			(92)	21
Maximum
Financial risk management and financial instruments
Dated Brent Crude price | $ / bbl	69.96	86.16
Average
Financial risk management and financial instruments
Dated Brent Crude price | $ / bbl	51.22	68.63
Minimum
Financial risk management and financial instruments
Dated Brent Crude price | $ / bbl	13.24	50.21
Within one year | Crude oil futures
Financial risk management and financial instruments
Derivative financial assets and liabilities - carrying value			(66)	(27)
Within one year | Other commodity derivatives
Financial risk management and financial instruments
Derivative financial assets and liabilities - carrying value			R (92)	R 21